Contents of Significant Accounts - Summary of Disaggregation of Revenue by Product (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 237,553,199	$ 232,302,584	$ 222,533,000
Wafer [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	227,595,224	221,820,412	211,750,622
Other products [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 9,957,975	$ 10,482,172	$ 10,782,378